INCOME TAX - Schedule of components and annual movement of deferred income tax liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	$ (11,379)	$ (8,102)	$ (6,238)
Tangible fixed assets
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	(2,916)	(4,865)	(6,238)
Convertible bonds
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	(5,067)	0	0
Other liabilities
Deferred Tax Liabilities [Line Items]
Total deferred tax liabilities	$ (3,396)	$ (3,237)	$ 0